Income Tax - Components of Net Deferred Tax Asset (Liability) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses	$ 2,037
Stock-based compensation	307
Intangible assets	4,874	4,988
Total deferred tax assets	7,218	4,988
Valuation allowance	(7,218)	(4,988)
Deferred tax asset, net of valuation allowance
Deferred tax liabilities
Acquired intangible assets	(39)
Net deferred tax liability	$ (39)